Income Taxes (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal					$ 549,000	$ 525,000
State					100,000	108,000
Current Income Tax Expense (Benefit)					649,000	633,000
Deferred:
Federal					197,000	100,000
State					37,000	19,000
Deferred Income Tax Expense (Benefit), Total			146,000	159,000	234,000	119,000
Income Tax Expense (Benefit)	$ 217,000	$ 161,000	$ 720,000	$ 416,000	$ 883,000	$ 752,000